PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2023 and 2022:

	March 31, 2023	March 31, 2022

Land	$140,000	$140,000
Buildings (39 years)	236,000	236,000
Machinery and equipment (3 to 10 years)	3,141,159	278,116
Total property and equipment	3,517,159	654,116
Accumulated depreciation and impairment	(265,727)	(57,652)
Property and equipment, net	$3,251,432	$596,464

Depreciation expense for the years ended March 31, 2023 and 2022 was $200,580 and $33,438, respectively. Depreciation does not include items in fixed assets that are not in service.